Acquisition of Xcite Interactive, Inc. (Details) - USD ($)	9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Acquisition of Xcite Interactive, Inc. Disclosure [Abstract]
Summary of acquisition description	On June 3, 2021, the Company closed its acquisition of all the issued and outstanding common shares of Xcite Interactive Inc. (Xcite) in exchange for common shares of the Company. Pursuant to the terms of the acquisition, the Company acquired all the issued and outstanding Xcite common shares in consideration for the issuance of 0.0234 of a common shares of the Company for each Xcite common share. The Company issued a total of 100,461 common shares with a fair value of $10.7 million, based on the June 3, 2021 closing share price of $101.40. The Company issued an additional 2,917 shares on July 26, 2021, related to the Payment Protection Program (PPP) loan escrow account that was included in the Xcite debt at the time of the acquisition. In addition, $109,360 of cash was awarded to non-accredited investors of Xcite on June 3, 2021, and additional $2,865 on July 26, 2021.
Recoverable amount	$ 4,425,000
Impaired asset	8,254,000
Goodwill	6,580,660
Written down intangible asset	0
Additional impairment	1,673,340
Contributed revenues	$ 216,296	$ 770,251